General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
General and Administrative Expenses

17. GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018	December 31, 2017
Consulting fees	286	373	343
Professional fees	182	142	129
Management fees	745	733	715
Investor relations	32	187	239
Filing fees	94	79	106
Salaries and benefits	586	474	439
General office expenses	220	352	404
Total	2,145	2,340	2,375